PORTFOLIO OF INVESTMENTS – as of June 30, 2023 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 98.7% of Net Assets
	ABS Car Loan – 8.5%
$ 255,000	Ally Auto Receivables Trust, Series 2022-3,Class A3, 5.070%, 4/15/2027	$252,811
69,347	American Credit Acceptance Receivables Trust, Series 2020-4, Class C, 1.310%, 12/14/2026, 144A	68,513
122,502	American Credit Acceptance Receivables Trust, Series 2022-1, Class B, 1.680%, 9/14/2026, 144A	121,677
80,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029, 144A	81,336
138,355	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class B, 0.970%, 2/18/2026	137,173
215,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/2027	202,956
520,000	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	469,498
335,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3, 4.380%, 4/18/2028	328,863
870,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.570%, 3/20/2028	862,328
140,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	135,839
255,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class A, 5.200%, 10/20/2027, 144A	249,295
1,210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class A, 5.440%, 2/22/2028, 144A	1,190,786
72,515	CarMax Auto Owner Trust, Series 2020-3, Class A3, 0.620%, 3/17/2025	71,871
1,055,000	Carmax Auto Owner Trust, Series 2023-2, Class A3, 5.050%, 1/18/2028	1,047,706
142,302	CarNow Auto Receivables Trust, Series 2023-1A, Class A, 6.620%, 12/16/2024, 144A	142,308
193,328	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.720%, 9/11/2028	185,493
475,000	Carvana Auto Receivables Trust, Series 2021-P4, Class A3, 1.310%, 1/11/2027	452,818
890,320	Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.360%, 4/12/2027, 144A	882,318
1,030,000	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027, 144A	1,020,610
241,347	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.000%, 5/15/2030, 144A	235,072
845,000	Credit Acceptance Auto Loan Trust, Series 2022-3A, Class A, 6.570%, 10/15/2032, 144A	845,442
710,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.480%, 3/15/2033, 144A	709,596
465,000	Credit Acceptance Auto Loan Trust, Series 2023-2A, Class B, 6.610%, 7/15/2033, 144A	465,287
44,998	Drive Auto Receivables Trust, Series 2021-2, Class B, 0.580%, 12/15/2025	44,906
392,230	Drive Auto Receivables Trust, Series 2021-3, Class B, 1.110%, 5/15/2026	387,642

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 128,087	DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/16/2026, 144A	$127,373
122,568	DT Auto Owner Trust, Series 2021-2A, Class B, 0.810%, 1/15/2027, 144A	121,754
410,000	DT Auto Owner Trust, Series 2021-4A, Class C, 1.500%, 9/15/2027, 144A	384,969
630,000	DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028, 144A	630,617
170,000	DT Auto Owner Trust, Series 2023-1A, Class B, 5.190%, 10/16/2028, 144A	166,897
345,000	DT Auto Owner Trust, Series 2023-2A, Class B, 5.410%, 2/15/2029, 144A	340,478
448,663	Exeter Automobile Receivables Trust, Series 2021-4A, Class B, 1.050%, 5/15/2026	443,334
605,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.860%, 12/15/2026	597,981
680,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.970%, 3/15/2027	676,475
215,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class B, 6.030%, 8/16/2027	214,431
360,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class B, 5.720%, 4/15/2027	357,618
380,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class B, 5.610%, 9/15/2027	375,837
130,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.110%, 9/15/2027	129,852
290,000	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027, 144A	280,255
490,000	Flagship Credit Auto Trust, Series 2022-4, Class A3, 6.320%, 6/15/2027, 144A	492,599
430,000	Flagship Credit Auto Trust, Series 2023-1, Class A3, 5.010%, 8/16/2027, 144A	421,123
450,000	Flagship Credit Auto Trust, Series 2023-2, Class C, 5.810%, 5/15/2029, 144A	442,049
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031, 144A	571,735
4,570	Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.040%, 8/15/2024	4,561
35,074	Ford Credit Auto Owner Trust, Series 2020-B, Class A3, 0.560%, 10/15/2024	34,974
570,000	Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.370%, 10/17/2033, 144A	508,870
355,000	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.920%, 5/15/2028, 144A	350,972
410,000	Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.830%, 12/15/2026, 144A	395,831
340,000	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class A3, 4.590%, 6/15/2027, 144A	332,127
110,024	GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.140%, 11/17/2025, 144A	108,609
54,281	GLS Auto Receivables Issuer Trust, Series 2021-2A, Class B, 0.770%, 9/15/2025, 144A	54,080
995,000	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class B, 1.530%, 4/15/2026, 144A	968,823

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 280,000	GM Financial Automobile Leasing Trust, Series 2023-2, Class A3, 5.050%, 7/20/2026	$277,709
12,737	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490%, 12/16/2024	12,673
180,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A, 0.680%, 8/15/2025, 144A	178,959
40,464	Honda Auto Receivables Owner Trust, Series 2020-2, Class A3, 0.820%, 7/15/2024	40,228
370,000	Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A3, 5.150%, 6/15/2026, 144A	367,615
23,169	Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.410%, 11/15/2024	23,029
39,780	Mercedes-Benz Auto Receivables Trust, Series 2020-1, Class A3, 0.550%, 2/18/2025	39,360
200,050	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A	198,438
430,000	Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.530%, 2/15/2028, 144A	399,697
340,000	Prestige Auto Receivables Trust, Series 2023-1A,Class C, 5.650%, 2/15/2028, 144A	333,412
126,093	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	125,447
24,936	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.010%, 1/15/2026	24,837
835,000	Santander Drive Auto Receivables Trust, Series 2022-3, Class B, 4.130%, 8/16/2027	812,581
560,000	Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.420%, 11/15/2027	546,506
285,000	Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.430%, 3/15/2027	279,365
115,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.090%, 5/15/2030	111,992
290,000	Santander Drive Auto Receivables Trust, Series 2023-2, Class A3, 5.210%, 7/15/2027	286,472
420,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A3, 5.470%, 10/20/2028, 144A	419,162
440,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033, 144A	406,420
13,670	Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3, 1.360%, 8/15/2024	13,624
71,813	United Auto Credit Securitization Trust, Series 2022-1, Class B, 2.100%, 3/10/2025, 144A	71,611
320,000	United Auto Credit Securitization Trust, Series 2022-2, Class C, 5.810%, 5/10/2027, 144A	316,835
37,133	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	37,081
142,380	Westlake Automobile Receivables Trust, Series 2021-1A, Class B, 0.640%, 3/16/2026, 144A	141,947
270,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class B, 0.620%, 7/15/2026, 144A	266,368
1,050,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.580%, 1/15/2027, 144A	993,005
170,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class C, 5.740%, 8/15/2028, 144A	167,757

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 137,394	World Omni Auto Receivables Trust, Series 2020-B, Class A3, 0.630%, 5/15/2025	$135,605
380,000	World Omni Automobile Lease Securitization Trust, Series 2023-A, Class A3, 5.070%, 9/15/2026	376,981
360,000	World Omni Select Auto Trust, Series 2021-A, Class B, 0.850%, 8/16/2027	333,333

		27,864,417

	ABS Credit Card – 0.3%
960,000	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.500%, 9/21/2026, 144A	906,367
230,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028, 144A	227,314

		1,133,681

	ABS Home Equity – 0.0%
1,588	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(a)	1,564

	ABS Other – 1.7%
395,000	Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.030%, 8/17/2026, 144A	384,255
125,000	Affirm Asset Securitization Trust, Series 2022-A, Class A, 4.300%, 5/17/2027, 144A	120,079
105,000	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028, 144A	104,477
312,808	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046, 144A	276,286
95,065	BHG Securitization Trust, Series 2022-C, Class A, 5.320%, 10/17/2035, 144A	94,176
84,254	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/15/2032, 144A	83,832
439,081	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.650%, 5/15/2035, 144A	435,564
30,649	CNH Equipment Trust, Series 2020-A, Class A3, 1.160%, 6/16/2025	30,228
645,000	DLLMT LLC, Series 2023-1A, Class A3, 5.340%, 3/22/2027, 144A	635,758
280,261	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034, 144A	273,175
176,265	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029, 144A	172,447
440,000	Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.560%, 4/22/2030, 144A	437,818
93,028	Hilton Grand Vacations Trust, Series 2022-2A, Class C, 5.570%, 1/25/2037, 144A	88,878
8,160	Marlette Funding Trust, Series 2021-3A, Class A, 0.650%, 12/15/2031, 144A	8,147
87,313	Marlette Funding Trust, Series 2022-3A, Class A, 5.180%, 11/15/2032, 144A	86,792
56,276	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037, 144A	51,331
1,135,000	OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.130%, 5/14/2035, 144A	1,084,347

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$ 370,000	SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.920%, 7/20/2029, 144A	$351,291
69,884	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	64,676
785,000	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038, 144A	781,052

		5,564,609

	ABS Student Loan – 0.1%
93,673	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	87,046
52,592	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069, 144A	46,734
65,670	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	59,331

		193,111

	ABS Whole Business – 0.1%
509,588	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	486,052

	Aerospace & Defense – 0.0%
29,000	Raytheon Technologies Corp., 3.650%, 8/16/2023	28,927

	Agency Commercial Mortgage-Backed Securities – 0.5%
701,647	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024	675,079
993,682	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	932,226

		1,607,305

	Apartment REITs – 0.1%
225,000	Invitation Homes Operating Partnership LP, 2.000%, 8/15/2031	172,375

	Automotive – 2.5%
670,000	American Honda Finance Corp., 4.600%, 4/17/2030	654,275
735,000	Daimler Truck Finance North America LLC, 5.200%, 1/17/2025, 144A	729,086
665,000	Denso Corp., 1.239%, 9/16/2026, 144A	584,644
875,000	General Motors Financial Co., Inc., 6.050%, 10/10/2025	876,531
295,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025, 144A	278,616
995,000	Harley-Davidson Financial Services, Inc., 6.500%, 3/10/2028, 144A	995,308
645,000	Hyundai Capital America, 2.100%, 9/15/2028, 144A	540,672

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Automotive – continued
$ 410,000	Hyundai Capital America, 5.700%, 6/26/2030, 144A	$407,329
240,000	Kia Corp., 1.000%, 4/16/2024, 144A	230,957
495,000	LKQ Corp., 5.750%, 6/15/2028, 144A	493,390
670,000	Mercedes-Benz Finance North America LLC, 4.800%, 3/30/2028, 144A	661,099
1,185,000	Toyota Motor Credit Corp., 4.550%, 5/17/2030	1,156,005
275,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	263,378
290,000	Volkswagen Group of America Finance LLC, 4.250%, 11/13/2023, 144A	288,276

		8,159,566

	Banking – 13.0%
700,000	AIB Group PLC, (fixed rate to 10/14/2025, variable rate thereafter), 7.583%, 10/14/2026, 144A	711,024
735,000	Ally Financial, Inc., 7.100%, 11/15/2027	741,309
700,000	American Express Co., (fixed rate to 5/1/2033, variable rate thereafter), 5.043%, 5/01/2034	684,685
525,000	ANZ New Zealand International Ltd., 2.166%, 2/18/2025, 144A	495,336
565,000	ASB Bank Ltd., (fixed rate to 6/17/2027, variable rate thereafter), 5.284%, 6/17/2032, 144A	542,178
530,000	Bank of America Corp., (fixed rate to 4/25/2033, variable rate thereafter), 5.288%, 4/25/2034	525,074
840,000	Bank of America Corp., MTN, (fixed rate to 4/02/2025, variable rate thereafter), 3.384%, 4/02/2026	805,144
395,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	391,082
315,000	Bank of Ireland Group PLC, (fixed rate to 9/16/2025, variable rate thereafter), 6.253%, 9/16/2026, 144A	312,518
1,155,000	Bank of Montreal, 5.300%, 6/05/2026	1,152,315
570,000	Bank of New York Mellon Corp., (fixed rate to 4/26/2026, variable rate thereafter), 4.947%, 4/26/2027	562,968
295,000	Bank of New York Mellon Corp., MTN, 1.800%, 7/28/2031	233,655
635,000	Bank of New Zealand, 2.000%, 2/21/2025, 144A	597,299
250,000	Bank of New Zealand, 2.285%, 1/27/2027, 144A	225,616
825,000	Bank of Nova Scotia, 5.250%, 6/12/2028	819,383
1,160,000	BNP Paribas SA, 1 yr. CMT + 1.500%, 5.335%, 6/12/2029, 144A	1,144,885
595,000	Canadian Imperial Bank of Commerce, 5.001%, 4/28/2028	585,588
705,000	Capital One Financial Corp., (fixed rate to 12/06/2023, variable rate thereafter), 1.343%, 12/06/2024	686,589

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 15,000	Capital One Financial Corp., (fixed rate to 2/01/2028, variable rate thereafter), 5.468%, 2/01/2029	$14,369
1,155,000	Capital One Financial Corp., (fixed rate to 6/08/2028, variable rate thereafter), 6.312%, 6/08/2029	1,147,219
510,000	Citigroup, Inc., (fixed rate to 4/08/2025, variable rate thereafter), 3.106%, 4/08/2026	486,895
730,000	Citigroup, Inc., (fixed rate to 5/25/2033, variable rate thereafter), 6.174%, 5/25/2034	736,360
705,000	Citizens Financial Group, Inc., (fixed rate to 5/21/2032, variable rate thereafter), 5.641%, 5/21/2037	606,203
225,000	Comerica, Inc., 3.700%, 7/31/2023	224,199
435,000	Cooperatieve Rabobank UA, (fixed rate to 2/28/2028, variable rate thereafter), 5.564%, 2/28/2029, 144A	429,191
1,000,000	Credit Agricole Corporate & Investment Bank SA, 5.589%, 7/05/2026, 144A	998,538
460,000	Credit Agricole SA, (fixed rate to 6/16/2025, variable rate thereafter), 1.907%, 6/16/2026, 144A	423,439
335,000	Credit Suisse AG, 5.000%, 7/09/2027	323,406
500,000	Danske Bank AS, 3.875%, 9/12/2023, 144A	498,075
800,000	Danske Bank AS, (fixed rate to 9/10/2024, variable rate thereafter), 0.976%, 9/10/2025, 144A	746,417
280,000	Deutsche Bank AG, (fixed rate to 1/18/2028, variable rate thereafter), 6.720%, 1/18/2029	280,399
330,000	Deutsche Bank AG, (fixed rate to 11/10/2032, variable rate thereafter), 7.079%, 2/10/2034	305,261
590,000	DNB Bank ASA, (fixed rate to 9/16/2025, variable rate thereafter), 1.127%, 9/16/2026, 144A	526,889
720,000	Federation des Caisses Desjardins du Quebec, 5.700%, 3/14/2028, 144A	719,316
1,135,000	HSBC USA, Inc., 3.750%, 5/24/2024	1,113,749
1,050,000	HSBC USA, Inc., 5.625%, 3/17/2025	1,045,313
290,000	Huntington National Bank, 5.650%, 1/10/2030	276,903
495,000	Intesa Sanpaolo SpA, 7.000%, 11/21/2025, 144A	499,450
1,470,000	JPMorgan Chase & Co., (fixed rate to 12/15/2024, variable rate thereafter), 5.546%, 12/15/2025	1,463,789
550,000	JPMorgan Chase & Co., (fixed rate to 6/01/2028, variable rate thereafter), 2.069%, 6/01/2029	471,696
435,000	KeyBank NA, 5.850%, 11/15/2027	409,628
280,000	Lloyds Banking Group PLC, (fixed rate to 3/18/2025, variable rate thereafter), 3.511%, 3/18/2026	266,506
375,000	Lloyds Banking Group PLC, (fixed rate to 7/09/2024, variable rate thereafter), 3.870%, 7/09/2025	365,246
540,000	Macquarie Group Ltd., (fixed rate to 6/15/2033, variable rate thereafter), 5.887%, 6/15/2034, 144A	530,533
1,145,000	Mizuho Financial Group, Inc., 1 yr. CMT + 1.900%, 5.748%, 7/06/2034	1,148,408

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 925,000	National Australia Bank Ltd., 4.900%, 6/13/2028	$915,870
1,130,000	National Bank of Canada, (fixed rate to 6/09/2024, variable rate thereafter), 3.750%, 6/09/2025	1,103,253
1,215,000	NatWest Markets PLC, 1.600%, 9/29/2026, 144A	1,065,264
930,000	Nordea Bank Abp, 1.500%, 9/30/2026, 144A	812,903
210,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	186,268
1,650,000	PNC Financial Services Group, Inc., (fixed rate to 6/12/2028, variable rate thereafter), 5.582%, 6/12/2029	1,642,235
345,000	Royal Bank of Canada, GMTN, 5.000%, 5/02/2033	336,658
345,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	325,328
825,000	Santander Holdings USA, Inc., (fixed rate to 6/12/2028, variable rate thereafter), 6.565%, 6/12/2029	808,985
435,000	Santander U.K. Group Holdings PLC, (fixed rate to 11/21/2025, variable rate thereafter), 6.833%, 11/21/2026	435,989
670,000	Standard Chartered PLC, 1 yr. CMT + 2.580%, 6.296%, 7/06/2034, 144A	670,499
475,000	Sumitomo Mitsui Financial Group, Inc., 1.902%, 9/17/2028	399,004
200,000	Sumitomo Mitsui Trust Bank Ltd., 2.550%, 3/10/2025, 144A	188,858
1,160,000	Svenska Handelsbanken AB, 5.500%, 6/15/2028, 144A	1,136,655
830,000	Swedbank AB, 5.472%, 6/15/2026, 144A	822,707
560,000	Synchrony Bank, 5.400%, 8/22/2025	535,405
475,000	Synchrony Financial, 4.875%, 6/13/2025	451,342
365,000	Toronto-Dominion Bank, 5.156%, 1/10/2028	362,573
630,000	Truist Financial Corp., MTN, (fixed rate to 1/26/2033, variable rate thereafter), 5.122%, 1/26/2034	597,002
330,000	Truist Financial Corp., MTN, (fixed rate to 6/08/2033, variable rate thereafter), 5.867%, 6/08/2034	330,136
585,000	UniCredit SpA, (fixed rate to 9/22/2025, variable rate thereafter), 2.569%, 9/22/2026, 144A	528,035
695,000	Wells Fargo & Co., MTN, (fixed rate to 4/25/2025, variable rate thereafter), 3.908%, 4/25/2026	671,914
800,000	Wells Fargo & Co., MTN, (fixed rate to 8/15/2025, variable rate thereafter), 4.540%, 8/15/2026	782,080
410,000	Westpac Banking Corp., (fixed rate to 8/10/2032, variable rate thereafter), 5.405%, 8/10/2033	388,439

		42,771,447

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Brokerage – 0.5%
$ 575,000	Ameriprise Financial, Inc., 5.150%, 5/15/2033	$570,906
595,000	BlackRock, Inc., 4.750%, 5/25/2033	584,657
355,000	Blue Owl Finance LLC, 4.375%, 2/15/2032, 144A	286,593
240,000	Nasdaq, Inc., 5.350%, 6/28/2028	240,346

		1,682,502

	Building Materials – 0.4%
440,000	Ferguson Finance PLC, 4.650%, 4/20/2032, 144A	415,052
420,000	Fortune Brands Innovations, Inc., 5.875%, 6/01/2033	420,547
320,000	Stanley Black & Decker, Inc., 6.000%, 3/06/2028	328,952

		1,164,551

	Cable Satellite – 0.1%
445,000	Cox Communications, Inc., 5.450%, 9/15/2028, 144A	444,598

	Chemicals – 0.5%
240,000	Cabot Corp., 4.000%, 7/01/2029	220,984
535,000	EIDP, Inc., 4.500%, 5/15/2026	525,254
845,000	FMC Corp., 5.650%, 5/18/2033	826,404

		1,572,642

	Collateralized Mortgage Obligations – 0.8%
93,658	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD LIBOR + 0.500%, 5.358%, 7/20/2064(b)	92,904
81,306	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD LIBOR + 0.500%, 5.594%, 7/20/2064(b)	80,678
190	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	169
165,850	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	159,631
281,763	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD LIBOR + 0.920%, 4.539%, 2/20/2066(b)	279,197
799,866	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(a)	756,211
176,775	Government National Mortgage Association, Series 2019-H01, Class FL, 1 mo. USD LIBOR + 0.450%, 5.544%, 12/20/2068(b)	176,063
410,352	Government National Mortgage Association, Series 2019-H01, Class FT, 1 mo. USD LIBOR + 0.400%, 5.494%, 10/20/2068(b)	408,612
530,508	Government National Mortgage Association, Series 2019-H10, Class FM, 1 mo. USD LIBOR + 0.400%, 5.494%, 5/20/2069(b)	524,427

		2,477,892

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Construction Machinery – 0.7%
$ 850,000	Caterpillar Financial Services Corp., DMTN, 4.350%, 5/15/2026	$836,761
300,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	300,000
1,160,000	John Deere Capital Corp., MTN, 4.700%, 6/10/2030	1,152,345

		2,289,106

	Consumer Cyclical Services – 0.2%
600,000	CBRE Services, Inc., 5.950%, 8/15/2034	592,455
165,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	165,536

		757,991

	Consumer Products – 0.3%
140,000	Brunswick Corp., 4.400%, 9/15/2032	122,190
460,000	Estee Lauder Cos., Inc., 4.375%, 5/15/2028	453,027
440,000	Whirlpool Corp., 5.500%, 3/01/2033	439,068

		1,014,285

	Electric – 4.2%
435,000	AES Corp., 3.300%, 7/15/2025, 144A	410,787
730,000	AES Corp., 5.450%, 6/01/2028	716,814
345,000	Ameren Illinois Co., 4.950%, 6/01/2033	342,259
910,000	American Electric Power Co., Inc., 5.699%, 8/15/2025	903,848
655,000	Arizona Public Service Co., 5.550%, 8/01/2033	655,474
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	109,377
185,000	Consumers Energy Co., 4.625%, 5/15/2033	179,952
745,000	DTE Energy Co., 4.220%, 11/01/2024	728,320
1,110,000	Edison International, 4.700%, 8/15/2025	1,084,276
605,000	Entergy Corp., 0.900%, 9/15/2025	543,351
570,000	ITC Holdings Corp., 5.400%, 6/01/2033, 144A	567,099
141,000	National Rural Utilities Cooperative Finance Corp., 3 mo. USD LIBOR + 2.910%, 8.209%, 4/30/2043(b)	136,714
990,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.050%, 9/15/2028	986,635
380,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	381,429

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Electric – continued
$ 320,000	Oncor Electric Delivery Co. LLC, 2.750%, 5/15/2030	$280,538
735,000	Oncor Electric Delivery Co. LLC, 4.300%, 5/15/2028, 144A	714,973
1,155,000	Pacific Gas & Electric Co., 6.400%, 6/15/2033	1,148,678
235,000	Public Service Enterprise Group, Inc., 2.875%, 6/15/2024	228,185
340,000	Southern California Edison Co., 4.900%, 6/01/2026	335,168
730,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025, 144A	711,487
1,540,000	WEC Energy Group, Inc., 0.550%, 9/15/2023	1,524,482
1,140,000	WEC Energy Group, Inc., 4.750%, 1/09/2026	1,122,756

		13,812,602

	Environmental – 0.2%
520,000	Waste Management, Inc., 4.625%, 2/15/2030	512,315

	Finance Companies – 2.7%
510,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.150%, 2/15/2024	500,299
360,000	Air Lease Corp., 1.875%, 8/15/2026	319,705
555,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	471,966
500,000	Ares Capital Corp., 2.875%, 6/15/2028	413,483
50,000	Ares Capital Corp., 4.250%, 3/01/2025	47,702
225,000	Aviation Capital Group LLC, 4.375%, 1/30/2024, 144A	221,318
545,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	467,328
200,000	Barings BDC, Inc., 3.300%, 11/23/2026	174,228
1,115,000	Blackstone Private Credit Fund, 2.625%, 12/15/2026	948,639
490,000	Blackstone Secured Lending Fund, 2.850%, 9/30/2028	401,544
435,000	FS KKR Capital Corp., 3.125%, 10/12/2028	354,121
685,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	592,387
505,000	Hercules Capital, Inc., 3.375%, 1/20/2027	437,461
640,000	Main Street Capital Corp., 3.000%, 7/14/2026	562,856
450,000	Morgan Stanley Direct Lending Fund, 4.500%, 2/11/2027	423,110

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Finance Companies – continued
$ 260,000	Owl Rock Capital Corp., 3.750%, 7/22/2025	$240,926
90,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	83,259
155,000	Owl Rock Core Income Corp., 5.500%, 3/21/2025	149,153
140,000	Owl Rock Core Income Corp., 7.750%, 9/16/2027, 144A	139,291
690,000	Owl Rock Core Income Corp., 7.950%, 6/13/2028, 144A	691,354
955,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	864,828
520,000	USAA Capital Corp., 3.375%, 5/01/2025, 144A	499,408

		9,004,366

	Financial Other – 0.2%
470,000	LeasePlan Corp. NV, 2.875%, 10/24/2024, 144A	447,740
185,000	ORIX Corp., 3.250%, 12/04/2024	177,568

		625,308

	Food & Beverage – 0.6%
280,000	Cargill, Inc., 4.500%, 6/24/2026, 144A	276,143
725,000	General Mills, Inc., 5.241%, 11/18/2025	725,087
915,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028, 144A	774,870
340,000	Viterra Finance BV, 2.000%, 4/21/2026, 144A	303,627

		2,079,727

	Government Owned – No Guarantee – 0.4%
800,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	669,306
350,000	BOC Aviation USA Corp., 1.625%, 4/29/2024, 144A	337,690
325,000	DAE Funding LLC, 1.550%, 8/01/2024, 144A	308,499

		1,315,495

	Health Care REITs – 0.2%
560,000	Healthpeak OP LLC, 5.250%, 12/15/2032	544,956
235,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	225,194

		770,150

	Healthcare – 0.4%
227,000	Cigna Group, 3.750%, 7/15/2023	226,796

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Healthcare – continued
$ 135,000	CVS Health Corp., 5.250%, 1/30/2031	$134,576
755,000	GE HealthCare Technologies, Inc., 5.550%, 11/15/2024	751,297
320,000	IQVIA, Inc., 5.700%, 5/15/2028, 144A	316,800

		1,429,469

	Hybrid ARMs – 0.0%
15,064	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.225%, 4.437%, 1/01/2035(b)	15,187
30,063	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.500%, 4.925%, 5/01/2036(b)	30,461

		45,648

	Independent Energy – 0.4%
530,000	ConocoPhillips Co., 5.300%, 5/15/2053	539,095
180,000	Ovintiv, Inc., 6.250%, 7/15/2033	177,540
460,000	Pioneer Natural Resources Co., 5.100%, 3/29/2026	457,240

		1,173,875

	Integrated Energy – 0.1%
395,000	BP Capital Markets America, Inc., 4.893%, 9/11/2033	390,921

	Life Insurance – 5.9%
330,000	Athene Global Funding, 2.500%, 3/24/2028, 144A	278,775
90,000	Athene Holding Ltd., 6.650%, 2/01/2033	90,710
410,000	Brighthouse Financial Global Funding, 1.200%, 12/15/2023, 144A	400,635
780,000	Brighthouse Financial Global Funding, 1.750%, 1/13/2025, 144A	727,474
835,000	CNO Global Funding, 2.650%, 1/06/2029, 144A	702,393
535,000	Corebridge Global Funding, 0.900%, 9/22/2025, 144A	480,322
670,000	Corebridge Global Funding, 5.750%, 7/02/2026, 144A	667,951
185,000	Equitable Financial Life Global Funding, 1.800%, 3/08/2028, 144A	156,021
870,000	Equitable Financial Life Global Funding, 5.500%, 12/02/2025, 144A	858,718
155,000	F&G Annuities & Life, Inc., 7.400%, 1/13/2028, 144A	154,904
1,170,000	F&G Global Funding, 5.150%, 7/07/2025, 144A	1,131,063
500,000	Five Corners Funding Trust III, 5.791%, 2/15/2033, 144A	506,757

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Life Insurance – continued
$ 230,000	GA Global Funding Trust, 1.250%, 12/08/2023, 144A	$224,625
995,000	GA Global Funding Trust, 2.250%, 1/06/2027, 144A	881,026
665,000	Great-West Lifeco U.S. Finance LP, 0.904%, 8/12/2025, 144A	597,378
1,370,000	Guardian Life Global Funding, 1.100%, 6/23/2025, 144A	1,245,981
705,000	Jackson National Life Global Funding, 1.750%, 1/12/2025, 144A	654,262
155,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	147,226
240,000	Jackson National Life Global Funding, 5.500%, 1/09/2026, 144A	234,421
230,000	Lincoln National Corp., 3.400%, 3/01/2032	185,091
380,000	MassMutual Global Funding II, 4.150%, 8/26/2025, 144A	368,737
1,150,000	MassMutual Global Funding II, 5.050%, 6/14/2028, 144A	1,141,318
1,135,000	Met Tower Global Funding, 5.400%, 6/20/2026, 144A	1,129,765
530,000	Metropolitan Life Global Funding I, 0.950%, 7/02/2025, 144A	482,539
915,000	New York Life Global Funding, 4.700%, 4/02/2026, 144A	900,469
225,000	New York Life Global Funding, 4.900%, 6/13/2028, 144A	222,797
840,000	Northwestern Mutual Global Funding, 4.900%, 6/12/2028, 144A	833,423
745,000	Protective Life Global Funding, 1.646%, 1/13/2025, 144A	695,172
765,000	Protective Life Global Funding, 4.714%, 7/06/2027, 144A	742,713
320,000	Prudential Financial, Inc., (fixed rate to 12/01/2032, variable rate thereafter), 6.750%, 3/01/2053	321,917
655,000	Reliance Standard Life Global Funding II, 2.750%, 5/07/2025, 144A	610,975
175,000	Reliance Standard Life Global Funding II, 3.850%, 9/19/2023, 144A	173,929
415,000	Reliance Standard Life Global Funding II, 5.243%, 2/02/2026, 144A	406,625
570,000	RGA Global Funding, 2.700%, 1/18/2029, 144A	491,017
755,000	Security Benefit Global Funding, 1.250%, 5/17/2024, 144A	715,724

		19,562,853

	Lodging – 0.2%
400,000	Hyatt Hotels Corp., 5.750%, 1/30/2027	398,973
350,000	Marriott International, Inc., Series Z, 4.150%, 12/01/2023	348,206

		747,179

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Media Entertainment – 0.4%
$ 550,000	Prosus NV, 4.193%, 1/19/2032, 144A	$463,152
1,030,000	Take-Two Interactive Software, Inc., 4.950%, 3/28/2028	1,017,805

		1,480,957

	Metals & Mining – 0.4%
1,045,000	BHP Billiton Finance USA Ltd., 4.875%, 2/27/2026	1,039,670
155,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	153,129
290,000	Northern Star Resources Ltd., 6.125%, 4/11/2033, 144A	281,496

		1,474,295

	Midstream – 0.4%
685,000	Enbridge, Inc., 5.700%, 3/08/2033	694,406
600,000	Williams Cos., Inc., 5.400%, 3/02/2026	598,432

		1,292,838

	Mortgage Related – 0.6%
592	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	572
13	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2024	14
9	Federal Home Loan Mortgage Corp., 8.000%, 7/01/2025	10
10,010	Government National Mortgage Association, 3.890%, with various maturities in 2062(a)(d)	9,489
13,517	Government National Mortgage Association, 4.015%, 4/20/2063(a)	12,971
14,552	Government National Mortgage Association, 4.157%, 6/20/2066(a)	13,897
45,180	Government National Mortgage Association, 4.256%, 11/20/2066(a)	43,661
41,161	Government National Mortgage Association, 4.389%, 9/20/2066(a)	39,685
51,160	Government National Mortgage Association, 4.410%, 10/20/2066(a)	49,374
123,650	Government National Mortgage Association, 4.426%, 10/20/2066(a)	119,612
50,686	Government National Mortgage Association, 4.453%, 11/20/2066(a)	48,934
36,909	Government National Mortgage Association, 4.471%, 8/20/2066(a)	35,780
121,535	Government National Mortgage Association, 4.491%, 9/20/2066(a)	118,032
3,102	Government National Mortgage Association, 4.503%, 11/20/2064(a)	3,033
245,653	Government National Mortgage Association, 4.585%, 7/20/2067(a)	237,873

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$ 52,105	Government National Mortgage Association, 4.586%, 10/20/2066(a)	$50,656
638,289	Government National Mortgage Association, 4.641%, 4/20/2067(a)	619,797
413,970	Government National Mortgage Association, 4.670%, 1/20/2067(a)	402,884
69,448	Government National Mortgage Association, 4.700%, with various maturities from 2061 to 2064(a)(d)	68,532
20	Government National Mortgage Association, 6.500%, 12/15/2023	20

		1,874,826

	Natural Gas – 0.6%
540,000	CenterPoint Energy Resources Corp., 5.400%, 3/01/2033	549,700
290,000	Sempra Energy, 3.700%, 4/01/2029	264,869
155,000	Sempra Energy, 5.400%, 8/01/2026	154,242
1,185,000	Southern California Gas Co., 5.200%, 6/01/2033	1,169,269

		2,138,080

	Non-Agency Commercial Mortgage-Backed Securities – 5.3%
230,000	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	199,432
270,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	227,929
870,000	BANK, Series 2021-BN37, Class A5, 2.618%, 11/15/2064(a)	713,217
660,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1 mo. USD LIBOR + 2.140%, 7.333%, 10/15/2037, 144A(b)	619,623
865,000	BBCMS Mortgage Trust, Series 2021-C12, Class A5, 2.689%, 11/15/2054	711,243
300,000	BBCMS Mortgage Trust, Series 2023-C20, Class A5, 5.576%, 7/15/2056(a)	308,570
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	241,309
755,000	Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669%, 12/15/2054	617,112
520,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.812%, 5/15/2055(a)	522,077
520,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 6.627%, 12/15/2038, 144A(b)	487,473
360,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 7.045%, 4/15/2037, 144A(b)	349,201
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	464,171
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	335,938
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049	924,746
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	467,920

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 464,206	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	$384,130
21,808	Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	21,681
18,327	Commercial Mortgage Pass-Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	18,196
280,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	271,942
280,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	266,521
520,299	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	488,892
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	685,294
38,305	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	37,016
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	403,322
605,000	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034, 144A	432,801
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(a)	370,590
330,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	325,371
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	209,516
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	154,348
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	307,194
13,154	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	13,011
575,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052	509,062
776,274	Med Trust, Series 2021-MDLN, Class A, 1 mo. USD LIBOR + 0.950%, 6.144%, 11/15/2038, 144A(b)	752,504
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	122,920
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	460,583
845,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061, 144A	719,692
465,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/15/2040, 144A	459,227
980,000	SPGN Mortgage Trust, Series 2022-TFLM. Class A, 1 mo. USD SOFR + 1.550%, 6.697%, 2/15/2039, 144A(b)	931,237
181,528	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	169,268
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	187,901
490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	388,282

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 825,000	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.000%, 4/15/2055(a)	$741,999
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	319,813
53,308	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047	52,611

		17,394,885

	Office REITs – 0.3%
650,000	Hudson Pacific Properties LP, 5.950%, 2/15/2028	516,754
190,000	Office Properties Income Trust, 2.400%, 2/01/2027	127,722
420,000	Office Properties Income Trust, 3.450%, 10/15/2031	220,611

		865,087

	Other REITs – 0.2%
815,000	Prologis LP, 5.125%, 1/15/2034	809,182

	Packaging – 0.1%
335,000	Amcor Flexibles North America, Inc., 4.000%, 5/17/2025	323,638

	Property & Casualty Insurance – 0.2%
30,000	Assurant, Inc., 4.200%, 9/27/2023	29,793
250,000	Travelers Cos., Inc., 5.450%, 5/25/2053	261,647
240,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032, 144A	208,002

		499,442

	Railroads – 0.1%
215,000	Union Pacific Corp., 3.646%, 2/15/2024	212,404

	Refining – 0.2%
540,000	Phillips 66 Co., 4.950%, 12/01/2027	535,181

	Retailers – 1.2%
345,000	AutoNation, Inc., 3.500%, 11/15/2024	332,473
290,000	AutoNation, Inc., 4.500%, 10/01/2025	278,582
1,160,000	Dollar General Corp., 5.450%, 7/05/2033	1,151,378
1,245,000	Walgreens Boots Alliance, Inc., 0.950%, 11/17/2023	1,226,161
1,045,000	Walmart, Inc., 4.100%, 4/15/2033	1,014,654

		4,003,248

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – 2.4%
$ 325,000	Avnet, Inc., 5.500%, 6/01/2032	$308,586
725,000	Avnet, Inc., 6.250%, 3/15/2028	731,925
440,000	Broadcom, Inc., 4.000%, 4/15/2029, 144A	406,386
870,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	755,891
835,000	Equifax, Inc., 5.100%, 6/01/2028	822,455
355,000	Flex Ltd., 6.000%, 1/15/2028	360,529
525,000	Global Payments, Inc., 1.500%, 11/15/2024	493,349
795,000	Hewlett Packard Enterprise Co., 5.250%, 7/01/2028	787,353
315,000	Infor, Inc., 1.450%, 7/15/2023, 144A	314,461
1,045,000	Intel Corp., 5.200%, 2/10/2033	1,054,904
340,000	International Business Machines Corp., 4.500%, 2/06/2028	333,311
285,000	Microchip Technology, Inc., 0.972%, 2/15/2024	276,122
460,000	Microchip Technology, Inc., 2.670%, 9/01/2023	458,104
695,000	Micron Technology, Inc., 6.750%, 11/01/2029	722,446
200,000	Qorvo, Inc., 1.750%, 12/15/2024, 144A	185,970

		8,011,792

	Tobacco – 0.4%
585,000	Altria Group, Inc., 2.450%, 2/04/2032	456,214
805,000	Philip Morris International, Inc., 5.125%, 2/15/2030	795,938

		1,252,152

	Transportation Services – 0.9%
450,000	Element Fleet Management Corp., 3.850%, 6/15/2025, 144A	425,497
390,000	Element Fleet Management Corp., 6.271%, 6/26/2026, 144A	388,635
175,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025, 144A	167,395
695,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	694,100
310,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.550%, 5/01/2028, 144A	305,218
460,000	Ryder System, Inc., MTN, 5.250%, 6/01/2028	454,186

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Transportation Services – continued
$ 375,000	Ryder System, Inc., MTN, 5.650%, 3/01/2028	$375,157

		2,810,188

	Treasuries – 38.6%
3,240,000	U.S. Treasury Notes, 2.750%, 4/30/2027	3,060,661
8,045,000	U.S. Treasury Notes, 2.750%, 7/31/2027	7,584,612
9,900,000	U.S. Treasury Notes, 3.250%, 6/30/2027	9,521,016
30,555,000	U.S. Treasury Notes, 3.500%, 4/30/2028	29,690,866
11,235,000	U.S. Treasury Notes, 3.625%, 3/31/2028	10,973,435
13,355,000	U.S. Treasury Notes, 3.625%, 5/31/2028	13,062,859
8,810,000	U.S. Treasury Notes, 3.875%, 4/30/2025	8,638,618
17,710,000	U.S. Treasury Notes, 3.875%, 11/30/2027	17,458,878
8,895,000	U.S. Treasury Notes, 3.875%, 12/31/2027	8,770,262
2,920,000	U.S. Treasury Notes, 4.000%, 2/29/2028	2,898,442
2,895,000	U.S. Treasury Notes, 4.125%, 9/30/2027	2,878,829
9,785,000	U.S. Treasury Notes, 4.250%, 12/31/2024	9,648,163
2,940,000	U.S. Treasury Notes, 4.625%, 2/28/2025	2,917,146

		127,103,787

	Wireless – 0.2%
810,000	American Tower Corp., 5.250%, 7/15/2028	800,402

	Wirelines – 0.4%
565,000	AT&T, Inc., 5.400%, 2/15/2034	565,970
795,000	Bell Telephone Co. of Canada or Bell Canada, 5.100%, 5/11/2033	785,244

		1,351,214

	Total Bonds and Notes (Identified Cost $337,948,802)	325,090,127

Short-Term Investments – 1.1%
3,775,302	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $3,776,026 on 7/03/2023 collateralized by $4,057,100 U.S. Treasury Note, 2.750% due 4/30/2027 valued at $3,850,869 including accrued interest(e) (Identified Cost $3,775,302)	3,775,302

	Total Investments – 99.8% (Identified Cost $341,724,104)	$328,865,429
	Other assets less liabilities – 0.2%	585,259

	Net Assets – 100.0%	$329,450,688

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2023 is disclosed.

(b)	Variable rate security. Rate as of June 30, 2023 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)

The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of Rule 144A holdings amounted to $84,840,758 or 25.8% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2023, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	9/29/2023	227	$24,660,530	$24,310,281	$(350,249)
Ultra 10 Year U.S. Treasury Notes Futures	9/20/2023	38	4,525,341	4,500,625	(24,716)

Total					$(374,965)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$2,477,723	$169	$2,477,892
All Other Bonds and Notes*	—	322,612,235	—	322,612,235

Total Bonds and Notes	—	325,089,958	169	325,090,127

Short-Term Investments	—	3,775,302	—	3,775,302

Total	$—	$328,865,260	$169	$328,865,429

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(374,965)	$—	$—	$(374,965)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2022 and/or June 30, 2023:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2023
Bonds and Notes
Collateralized Mortgage Obligations	$201	$—	$—	$2	$—	$(34)	$—	$—	$169	$(1)

Total	$201	$—	$—	$2	$—	$(34)	$—	$—	$169	$(1)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of June 30, 2023, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2023:

Liabilities	Unrealized (depreciation) on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(374,965)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at June 30, 2023 (Unaudited)

Treasuries	38.6%
Banking	13.0
ABS Car Loan	8.5
Life Insurance	5.9
Non-Agency Commercial Mortgage-Backed Securities	5.3
Electric	4.2
Finance Companies	2.7
Automotive	2.5
Technology	2.4
Other Investments, less than 2% each	15.6
Short-Term Investments	1.1

Total Investments	99.8
Other assets less liabilities (including futures contracts)	0.2

Net Assets	100.0%